Employee benefit expenses - Components (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits [Abstract]
Wages and salaries	£ 42,738	£ 15,006	£ 6,077
Social security costs	6,845	3,147	818
Other pension costs	1,542	526	90
Share-based payment charge	30,576	10,466	2,074
Total employee benefit expenses	£ 81,701	£ 29,145	£ 9,059